Investment Properties (Details 2) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about investment property [abstract]
Discount rate 1%		$ (4,252)	$ (3,266)
Discount rate -1%		5,207	4,073
Growth rate 1%		2,027	1,536
Growth rate -1%		(1,655)	(1,232)
Inflation 10%	[1]	8,852	2,860
Inflation -10%	[2]	(7,282)	(2,618)
Devaluation rate + 10%	[3]	(4,115)	(3,035)
Devaluation rate - 10%	[4]	$ 5,030	$ 3,709

[1]	assume a 10% higher inflation rate for each period vis-a-vis projected rates.
[2]	assume a 10% lower inflation rate for each period vis-a-vis projected rates.
[3]	assume a 10% higher exchange rate for each period vis-a-vis projected rates.
[4]	assume a 10% lower exchange rate for each period vis-a-vis projected rates.